UNITED STATES

























SECURITIES AND EXCHANGE COMMISSION

























WASHINGTON D.C. 20549

























FORM 13F

























FORM 13F COVER PAGE

























Report for the Calendar Year or Quarter Ended: December 31, 2001























Check here if Amendment [ ]; Amendment Number:
























This Amendment (Check only one.):
[ ] is a restatement.











[ ] adds new holdings entries.























Institutional Investment Manager Filing this Report:
























Name:
Foster Dykema Cabot & Co., Inc.










Address:
21 Milk Street - 3rd Floor











Boston, MA 02109-5408




































13F File Number:
0001037558





































The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.






































Person Signing this Report on Behalf of Reporting Manager:
























Name:
Philip T. Chaplin











Title:
Vice President











Phone:
617-423-3900
























Signature,
Place,
and Date of Signing:









Philip T. Chaplin
Boston, MA
January 24, 2001






















Report Type (Check only one.):

























[X] 13F HOLDINGS REPORT.

























[ ] 13F NOTICE.

























[ ] 13F COMBINATION REPORT.






































Report of Other Managers Reporting for this Manager:
0

FORM 13F SUMMARY PAGE

























Report Summary:

























Number of Other Included Managers:
0











Form 13F Information Table Entry Total:
159











dForm 13F Information Table Value Total:
180635











List of Other Included Managers:
None












FORM 13(f) INFORMATION TABLE



















Voting Authority











--------------------------






Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Managers
Sole
Shared
None
----------------
---------------
------
--------
-------
----
-----
-------
--------
----
------
----
AT&T Corp
COM
001957109
57
3161
SH

Sole

3161


AT&T Wireless SVCS Inc
COM
00209A106
15
1014
SH

Sole

1014


AVX Corp
COM
002444107
507
21500
SH

Sole

21500


Abbott Laboratories
COM
002824100
2558
45883
SH

Sole

45883


Agilent Technologies Inc
COM
00846U101
11
380
SH

Sole

380


Albertsons Inc
COM
013104104
79
2500
SH

Sole

2500


Alcatel
Sponsored ADR
013904305
19
1154
SH

Sole

1154


Allmerica Financial Corp
COM
019754100
410
9200
SH

Sole

9200


American Elec Pwr Inc
COM
025537101
26
600
SH

Sole

600


American Express
COM
025816109
2634
73797
SH

Sole

73797


American Home Products
COM
026609107
1273
20751
SH

Sole

20751


American International Group
COM
026874107
5963
75102
SH

Sole

75102


American Power Conversion
COM
029066107
440
30400
SH

Sole

30400


Anadarko Pete Corp
COM
032511107
216
3800
SH

Sole

3800


Anheuser-Busch Cos
COM
035229103
253
5600
SH

Sole

5600


Apache Corporation
COM
037411105
636
12760
SH

Sole

12760


Automatic Data Processing Inc
COM
053015103
775
13157
SH

Sole

13157


Avaya Inc
COM
053499109
10
797
SH

Sole

797


BP PLC
Sponsored ADR
055622104
1672
35952
SH

Sole

35952


Bank of America Corporation
COM
060505104
541
8591
SH

Sole

8591


Bank New York Inc
COM
064057102
98
2400
SH

Sole

2400


Bank One Corp
COM
06423A103
409
15631
SH

Sole

15631


Bar Hbr Bankshares
COM
066849100
4
200
SH

Sole

200


CINTAS Corp
COM
072908105
115
2400
SH

Sole

2400


Bellsouth Corp
COM
079860102
576
15086
SH

Sole

15086


Berkshire Hathaway Inc DEL
Class A
084670108
9526
126
SH

Sole

126


Berkshire Hathaway Inc DEL
Class B
084670207
7959
3152
SH

Sole

3152


Bristol-Myers Squibb Co
COM
110122108
1874
36739
SH

Sole

36739


Burlington Res Inc
COM
122014103
49
1300
SH

Sole

1300


CIGNA Corp
COM
125509109
28
300
SH

Sole

300


Camden PPTY TR
SH BEN INT
133131102
26
700
SH

Sole

700


Campbell Soup Co
COM
134429109
24
800
SH

Sole

800


Carnival Corp
COM
143658102
1394
49639
SH

Sole

49639


Catellus Development Corp
COM
149111106
1831
99512
SH

Sole

99512


Cedar Fair L P
Depository Unit
150185106
4560
183934
SH

Sole

183934


Certegy Inc
COM
156880106
744
21743
SH

Sole

21743


Chevron
COM
166751107
983
10968
SH

Sole

10968


ChoicePoint Inc
COM
170388102
341
6723
SH

Sole

6723


Cisco Sys Inc
COM
17275R102
54
2960
SH

Sole

2960


Citigroup Inc
COM
172967101
848
16806
SH

Sole

16806


Coca-Cola Co
COM
191216100
1955
41455
SH

Sole

41455


Cohen & Steers Total Return Fd
COM
19247R103
1911
140500
SH

Sole

140500


Colgate Palmolive Co
COM
194162103
629
10900
SH

Sole

10900


Commerce One Inc Del
COM
200693109
64
17937
SH






Conoco Inc
CLASS A
208251306
289
10200
SH

Sole

10200


Cooper Inds Inc
COM
216669101
17
500
SH

Sole

500


Cornerstone Strategic Return
COM
21923Y105
489
57778
SH

Sole

57778


Costco Wholesale Corp
COM
22160K105
6008
135376
SH

Sole

135376


Dell Computer Corp
COM
247025109
22
800
SH

Sole

800


Deluxe Corp
COM
248019101
12
300
SH

Sole

300


Devon Energy Corp New
COM
25179M103
510
13200
SH

Sole

13200


Dover Corp
COM
260003108
5193
140094
SH

Sole

140094


Du Pont E I De Nemours & Co
COM
263534109
201
4730
SH






Duff & Phelps Utils Income Inc
COM
264324104
155
14000
SH

Sole

14000


EMC Corp Mass
COM
268648102
3
195
SH

Sole

195


Eastman Kodak Co
COM
277461109
4
150
SH

Sole

150


EFUNDS Corp
COM
28224R101
2
165
SH

Sole

165


Elan PLC
ADR
284131208
679
15070
SH

Sole

15070


Electronic Data Sys New
COM
285661104
315
4600
SH

Sole

4600


Emerson Electric Co
COM
291011104
1482
25946
SH

Sole

25946


Equifax Inc
COM
294429105
1050
43487
SH

Sole

43487


Ericsson L M Tel Co
ADR CL B SEK10
294821400
84
16000
SH

Sole

16000


Ethan Allen Interiors
COM
297602104
1056
25400
SH

Sole

25400


Exxon Mobil Corporation
COM
30231G102
2911
74060
SH

Sole

74060


Federal Home Ln Mtg Corp
COM
313400301
2001
30590
SH

Sole

30590


Federal Natl Mtg Assn
COM
313586109
584
7350
SH

Sole

7350


Fifth Third Bancorp
COM
316773100
95
1552
SH

Sole

1552


First Data Corp
COM
319963104
490
6250
SH

Sole

6250


First Financial Fund Inc
COM
320228109
135
10800
SH

Sole

10800


Fleet Boston Financial Corp
COM
339030108
1018
27896
SH

Sole

27896


Gannett Co
COM
364730101
772
11484
SH

Sole

11484


General Electric Co
COM
369604103
6570
163925
SH

Sole

163925


General Mls Inc
COM
370334104
24
470
SH

Sole

470


General Mtrs Corp
COM
370442105
10
200
SH

Sole

200


Genuine Parts Co
COM
372460105
203
5525
SH






Genzyme Corp
COM
372917104
1197
20000
SH

Sole

20000


Gillette Co
COM
375766102
3826
114562
SH

Sole

114562


GlaxoSmithKline PLC
Sponsored ADR
37733W105
290
5826
SH

Sole

5826


Hewlett Packard Co
COM
428236103
108
5260
SH

Sole

5260


Home Depot Inc
COM
437076102
394
7732
SH

Sole

7732


Illinois Tool Wks Inc
COM
452308109
412
6080
SH

Sole

6080


Imagistics Intl Inc
COM
45247T104
4
320
SH






Intel Corp
COM
458140100
974
30960
SH

Sole

30960


International Business Machs
COM
459200101
2023
16726
SH

Sole

16726


International Flavors&Fragranc
COM
459506101
96
3246
SH

Sole

3246


Ionics Inc
COM
462218108
15
500
SH

Sole

500


Johnson & Johnson
COM
478160104
6056
102476
SH

Sole

102476


Jones Apparel Group Inc
COM
480074103
1738
52400
SH

Sole

52400


Kellogg Co
COM
487836108
55
1825
SH

Sole

1825


Kimberly Clark Corp
COM
494368103
350
5850
SH

Sole

5850


Leucadia National Corp
COM
527288104
419
14500
SH

Sole

14500


Eli Lilly & Co
COM
532457108
1496
19045
SH

Sole

19045


Lucent Technologies
COM
549463107
143
22772
SH

Sole

22772


M & T Bank Corp
COM
55261F104
1151
15800
SH

Sole

15800


MBIA Inc
COM
55262C100
438
8175
SH

Sole

8175


Manpower Inc
COM
56418H100
1892
56130
SH

Sole

56130


Marsh & McLennan Cos Inc
COM
571748102
265
2462
SH

Sole

2462


Masco Corp
COM
574599106
25
1000
SH

Sole

1000


McCormick & Co Inc
COM
579780206
42
1000
SH

Sole

1000


McDonalds Corp
COM
580135101
726
27434
SH

Sole

27434


McGraw Hill Companies
COM
580645109
366
6000
SH

Sole

6000


Medtronic Inc
COM
585055106
769
15021
SH

Sole

15021


Merck & Co
COM
589331107
1862
31670
SH

Sole

31670


Merrill Lynch & Co Inc
COM
590188108
21
400
SH

Sole

400


Metals USA Inc
COM
591324108
0
5000
SH

Sole

5000


Microsoft Corp
COM
594918104
471
7114
SH

Sole

7114


Minnesota Mng & Mfg Co
COM
604059105
837
7081
SH

Sole

7081


JP Morgan Chase & Co
COM
616880100
226
6210
SH

Sole

6210


Motorola Inc
COM
620076109
41
2700
SH

Sole

2700


Nextel Partners Inc
Class A
65333F107
0
0
SH

Sole

0


Nortel Networks Corp New
COM
656568102
1
180
SH

Sole

180


Nucor Corp
COM
670346105
294
5550
SH

Sole

5550


Nuveen Mun Value FD INC
COM
670928100
92
10000
SH






Oracle Corp
COM
68389X105
87
6300
SH

Sole

6300


Pall Corp
COM
696429307
538
22350
SH

Sole

22350


Pepsico Inc
COM
713448108
1222
25094
SH

Sole

25094


Perkinelmer Inc
COM
714046109
252
7200
SH






Pfizer Inc
COM
717081103
2708
67951
SH

Sole

67951


Philip Morris Cos Inc
COM
718154107
729
15900
SH

Sole

15900


Phillips Petroleum Co
COM
718507106
609
10100
SH

Sole

10100


Pitney Bowes Inc
COM
724479100
861
22892
SH

Sole

22892


Procter & Gamble Co
COM
742718109
1909
24130
SH

Sole

24130


Progressive Corp
COM
743315103
715
4787
SH

Sole

4787


Qwest Communications Intl Inc
COM
749121109
14
981
SH

Sole

981


Royal Dutch Pete Co
NY REG GLD1.25
780257804
493
10048
SH

Sole

10048


SBC Communications Inc
COM
78387G103
606
15481
SH

Sole

15481


SPDR TR
UNIT SER 1
78462F103
13396
117200
SH

Sole

117200


Sara Lee Corp
COM
803111103
357
16067
SH

Sole

16067


Schering-Plough Corp.
COM
806605101
711
19852
SH

Sole

19852


Schlumberger Ltd
COM
806857108
605
11006
SH

Sole

11006


Sector SPDR TR
SBI INT-TECH
81369Y803
4685
195200
SH

Sole

195200


Service Corp International
COM
817565104
495
99236
SH

Sole

99236


Servicemaster Co
COM
81760N109
5362
388583
SH

Sole

388583


Shell Trans & Trading PLC
NEW YORK SH NEW
822703609
12
300
SH

Sole

300


Sigma Aldrich Corp
COM
826552101
333
8450
SH

Sole

8450


Southern Co
COM
842587107
16
636
SH

Sole

636


Southwest Airlines Co
COM
844741108
1380
74700
SH

Sole

74700


Staples Inc
COM
855030102
57
3050
SH

Sole

3050


State Street Corp
COM
857477103
152
2900
SH

Sole

2900


Sun Microsystems Inc
COM
866810104
36
2900
SH

Sole

2900


SunGard Data Systems Inc
COM
867363103
1322
45700
SH

Sole

45700


Sysco Corp
COM
871829107
1250
47682
SH

Sole

47682


TJX Companies Inc
COM
872540109
614
15400
SH

Sole

15400


Target Corp
COM
87612E106
246
6000
SH






Telfonos De Mexico S A
SPON ADR ORD L
879403780
210
6000
SH






Tenet Healthcare Corp
COM
88033G100
910
15500
SH

Sole

15500


Tootsie Roll
COM
890516107
713
18256
SH

Sole

18256


Tyco Int'l Ltd New
COM
902124106
13505
229287
SH

Sole

229287


UST Inc
COM
902911106
42
1200
SH

Sole

1200


US Bancorp
COM
902973304
253
12076
SH

Sole

12076


USA Education Inc
COM
90390U102
59
700
SH

Sole

700


Verizon Communications
COM
92343V104
637
13429
SH

Sole

13429


Vodafone Group PLC New
Sponsored ADR
92857W100
392
15260
SH

Sole

15260


Walmart Stores Inc
COM
931142103
2731
47462
SH

Sole

47462


Walgreen Co
COM
931422109
328
9750
SH

Sole

9750


Washington Real Estate Invt TR
SH BEN INT
939653101
30
1200
SH

Sole

1200


Wells Fargo & Co
COM
949746101
3420
78673
SH

Sole

78673


XEROX Corp
COM
984121103
3
300
SH

Sole

300


Zimmer Holdings Inc
COM
98956P102
34
1124
SH

Sole

1124













